Fair Value Measurement (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2010 Level 3
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets carrying amount		$ 10	$ 0	$ 0
Long-lived assets Fair amount		7
Asset write-offs	$ 53	$ 3